INTANGIBLES - Schedule of Future Amortization Expense (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 45
2025	60	$ 60
2026	60	60
2027	11	60
Net	$ 176	$ 191	$ 252